Taxes recoverable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Tax Assets [Abstract]
State VAT ("ICMS")	R$ 78,805	R$ 63,671
Brazilian federal contributions	239,815	59,975
Colombian federal contributions	21,284	21,016
Total	339,904	144,662
Current	57,001	93,725
Non-current	R$ 282,903	R$ 50,937